CONCENTRATION OF RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 CNY (¥)
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	¥ 3,957,215	¥ 2,999,408	¥ 2,982,829	$ 568,418	$ 430,838	¥ 3,380,532
Lease rental and other financing receivables		2,044,880
Default risk
CONCENTRATION OF RISKS
Cash and cash equivalents and restricted cash	3,785,060	2,817,959		543,690
Lease rental and other financing receivables	¥ 2,136,847	¥ 2,044,880		$ 306,939
Exchange rate risk
CONCENTRATION OF RISKS
Appreciation (depreciation)			5.80%
Depreciation of RMB against US dollar (in percent)	1.60%	5.00%